Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) (USD $) In Thousands	Total USD ($)	Limited Partner Common Units	Limited Partner Subordinated Units	Limited Partner Interest USD ($)	General Partner Units	General Partner Interest USD ($)	Accumulated Other Comprehensive Income USD ($)	Total Partners' Capital USD ($)	Non-controlling Interest USD ($)
Beginning Balance at Dec. 31, 2011				$ 99,890		$ 1,091	$ 415	$ 101,396	$ 0
Balance, shares at Dec. 31, 2011		4,561	4,526		185
Net Income (loss)	1,691			1,657		34	0	1,691	0
Unitholder contributions				0		13	0	13
Unitholder contributions, shares		0	0		0
Unit holder distributions				(3,930)		(80)	0	(4,010)	0
Net distributions to noncontrolling owners	0
LTIP vesting				364		(364)	0	0	0
LTIP vesting, shares		20
Tax netting repurchase				(88)		0	0	(88)
Tax netting repurchase, shares		(4)	0		0
Unit based compensation				0		331	0	331	0
Unit based compensation, shares	(20,308)	0	0		0
Other comprehensive income (loss)				0		0	3	3	0
Ending Balance at Mar. 31, 2012				97,893		1,025	418	99,336	0
Balance, shares at Mar. 31, 2012	4,526	4,577			185
Beginning Balance at Dec. 31, 2012	80,165			79,266		548	351	80,165	7,438
Balance, shares at Dec. 31, 2012		4,639	4,526		185
Net Income (loss)	(3,398)			(3,483)		(70)	0	(3,553)	155
Unit holder distributions				(3,964)		(80)	0	(4,044)	0
Net distributions to noncontrolling owners	(155)			0		0	0	0	(210)
LTIP vesting				183		(183)	0	0	0
LTIP vesting, shares		10	0		0
Tax netting repurchase				(74)		0	0	74	0
Tax netting repurchase, shares		(4)	0		0
Unit based compensation				0		388	0	388	0
Unit based compensation, shares	(10,483)	0	0		0
Other comprehensive income (loss)				0		0	(13)	(13)	0
Ending Balance at Mar. 31, 2013	$ 72,869			$ 71,928		$ 603	$ 338	$ 72,869	$ 7,383
Balance, shares at Mar. 31, 2013		4,645	4,526		185